Fair Value Measurements - Additional Information (Detail) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Level Transfer Amount		$ 0
Change in fair value of derivative warrant liabilities	$ 22,411,660	(13,038,210)
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		$ 13.0
Change in fair value of derivative warrant liabilities	$ 22,400,000